UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

                                                 Nine Elk Street

                                                     Albany, NY                             12207-1002

                                                                  (Address of principal executive offices)

                                                                           (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Paradigm Value Fund
		Schedule of Investments
	September 30, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
220,200	Dole Food Company Inc. *	$ 2,014,830
41,900	Fresh Del Monte Produce Inc. *	909,230
		2,924,060	1.63%

Air Transportation, Scheduled
365,800	Hawaiian Holdings Inc. *	2,191,142	1.22%

Biological Products, (No Diagnostic Substances)
77,066	Cypress Bioscience, Inc. *	296,704
73,000	Life Technologies Corporation *	3,408,370
		3,705,074	2.07%

Chemical & Allied Products
100,700	Arch Chemicals Inc.	3,533,563
134,200	Innospec Inc.	2,043,866
122,100	Olin Corp.	2,461,536
		8,038,965	4.48%

Computer Communications Equipment
201,900	QLogic Corp. *	3,561,516	1.99%

Construction - Special Trade Contractors
242,400	Matrix Service Co. *	2,123,424	1.18%

Crude Petroleum & Natural Gas
143,500	Carrizo Oil & Gas Inc. *	3,435,390
154,000	McMoRan Exploration Co. *	2,650,340
206,600	Resolute Energy Corporation *	2,284,996
63,600	SM Energy Co.	2,382,456
		10,753,182	5.98%

Drilling Oil & Gas Wells
82,300	Atwood Oceanics Inc. *	2,506,035	1.40%

Electrical Work
104,800	EMCOR Group Inc. *	2,577,032	1.44%

Electronic Components & Accessories
398,600	Vishay Intertechnology *	3,858,448
123,500	Vishay Precision Group Inc. *	1,927,835
		5,786,283	3.23%

Fabricated Plater Work (Boiler Shops)
96,200	Chart Industries, Inc. *	1,958,632
121,064	Global Power Equipment Group Inc. *	1,846,226
		3,804,858	2.12%

Fire, Marine & Casualty Insurance
26,000	Harleysville Group Inc.	852,540
87,400	Hilltop Holdings Inc. *	837,292
		1,689,832	0.94%

Grain Mill Products
21,700	Corn Products International Inc.	813,750	0.45%

Heavy Construction Other Than Building Construction - Contractors
204,400	Orion Marine Group, Inc. *	2,536,604	1.41%

Hospital & Medical Service Plans
81,800	AMERIGROUP Corporation *	3,474,046	1.94%

In Vitro & In Vivo Diagnostic Substances
154,800	Myriad Genetics, Inc. *	2,540,268	1.42%

Industrial Organic Chemicals
105,677	Sensient Technologies Corp.	3,222,092	1.80%

Laboratory Analytical Instruments
144,700	PerkinElmer Inc.	3,348,358	1.87%

Life Insurance
11,500	National Western Life Insurance Co. Class A	1,617,820	0.90%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
47,700	Phillips-Van Heusen Corp.	2,869,632	1.60%

Metal Cans
53,300	Silgan Holdings Inc.	1,689,610	0.94%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
44,075	Compass Minerals International Inc.	3,377,027	1.88%

Miscellaneous Transportation Equipment
140,025	Force Protection, Inc. *	705,726	0.39%

Motor Vehicle Parts & Accessories
155,200	Superior Industries International Inc.	2,681,856	1.50%

Operative Builders
105,300	Avatar Holdings Inc. *	2,009,124	1.12%

Paperboard Mills
113,700	Smurfit-Stone Container Corporation *	2,088,669	1.16%

Pharmaceutical Preparations
110,400	Endo Pharmaceuticals Holdings Inc. *	3,669,696	2.05%

Retail - Apparel & Accessory Stores
113,100	The Men's Wearhouse, Inc.	2,690,649	1.50%

Retail - Eating Places
283,500	Ruby Tuesday, Inc. *	3,365,145	1.88%

Retail - Family Clothing Stores
86,100	American Eagle Outfitters	1,288,056	0.72%

Retail - Miscellaneous Retail
154,900	EZCORP Inc. Class A *	3,104,196	1.73%

Retail - Shoe Stores
223,000	Foot Locker, Inc.	3,240,190	1.81%

Retail - Variety Stores
84,500	Big Lots Inc. *	2,809,625	1.57%

Savings Institution, Federally Chartered
137,800	United Financial Bancorp	1,861,678
102,400	Westfield Financial Inc.	798,720
		2,660,398	1.48%

Security Brokers, Dealers & Flotation Companies
221,300	Knight Capital Group Inc. *	2,741,907
812,856	LaBranche & Co., Inc. *	3,170,138
28,100	Piper Jaffray Companies *	818,553
		6,730,598	3.75%

Semiconductors & Related Devices
51,100	Diodes Incorporated *	873,299
321,333	GSI Technology, Inc. *	1,844,451
182,100	Microsemi Corporation *	3,117,552
287,800	Verigy, Ltd. * (Singapore)	2,339,814
		8,175,116	4.55%

Services - Business Services
70,600	Fair Isaac Corp.	1,740,996
349,205	Premiere Global Services, Inc. *	2,472,371
		4,213,367	2.35%

Services - Computer Integrated Systems Design
188,800	Convergys Corp. *	1,972,960	1.10%

Services - Computer Programming, Data Processing, Etc.
181,962	EarthLink Inc.	1,654,035	0.92%

Services - Educational Services
127,500	Career Education Corp. *	2,737,425	1.53%

Services - Hospitals
74,900	Magellan Health Services Inc. *	3,538,276
63,100	MEDNAX, Inc. *	3,363,230
		6,901,506	3.85%

Services - Management Consulting Services
49,200	FTI Consulting, Inc. *	1,706,748	0.95%

Services - Motion Picture Theaters
227,750	Regal Entertainment Group Class A	2,988,080	1.67%

Services - Nursing & Personal Care Facilities
104,930	Res-Care, Inc. *	1,392,421	0.78%

Services - Prepackaged Software
275,800	Compuware Corp. *	2,349,816
289,600	Lawson Software, Inc. *	2,452,912
		4,802,728	2.67%

Special Industry Machinery
77,100	Cymer, Inc. *	2,858,868	1.59%

Transportation Services
73,400	GATX Corp.	2,152,088	1.20%

Wholesale - Chemicals & Allied Products
118,400	Innophos Holdings Inc	3,919,040	2.18%

Wholesale - Electronic Parts & Equipment, NEC
347,400	Brightpoint, Inc. *	2,428,326	1.35%

Wholesale - Miscellaneous Durable Goods
63,000	Schnitzer Steel Industries, Inc.	3,041,640	1.70%

Total for Common Stock (Cost $147,461,419)		$ 163,138,886	90.94%

REAL ESTATE INVESTMENT TRUSTS
368,600	MFA Mortgage Investments Inc.	2,812,418
53,700	Mid-America Apartment Communities Inc.	3,129,636
Total for Real Estate Investment Trusts (Cost $4,903,405)		5,942,054	3.31%

MONEY MARKET FUNDS
6,145,479	SEI Daily Income Treasury Government CL B 0.05% ***	6,145,479	3.43%
(Cost $6,145,479)

Total Investment Securities		175,226,419	97.68%
	(Cost $158,510,303)

Other Assets In Excess of Liabilities		4,156,142	2.32%

Net Assets		$ 179,382,561	100.00%

* Non-Income Producing Securities.
**ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2010.

          See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund
		Schedule of Investments
	September 30, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
8,800	Dole Food Company Inc. *	$ 80,520
2,100	Fresh Del Monte Produce Inc. *	45,570
		126,090	2.96%

Air Transportation, Scheduled
20,900	Hawaiian Holdings Inc. *	125,191	2.93%

Biological Products, (No Diagnostic Substances)
3,400	Life Technologies Corporation *	158,746	3.72%

Computer Communications Equipment
10,000	QLogic Corp. *	176,400	4.14%

Construction - Special Trade Contractors
12,400	Matrix Service Co. *	108,624	2.55%

Crude Petroleum & Natural Gas
7,000	Carrizo Oil & Gas Inc. *	167,580
2,300	SM Energy Co.	86,158
		253,738	5.95%

Electrical Work
4,600	EMCOR Group Inc. *	113,114	2.65%

Heavy Construction Other Than Building Construction - Contractors
8,900	Orion Marine Group, Inc. *	110,449	2.59%

Hospital & Medical Service Plans
3,500	AMERIGROUP Corporation *	148,645	3.48%

Industrial Organic Chemicals
4,800	Sensient Technologies Corporation	146,352	3.43%

Laboratory Analytical Instruments
7,200	PerkinElmer Inc.	166,608	3.91%

Pharmaceutical Preparations
5,000	Endo Pharmaceuticals Holdings Inc. *	166,200	3.90%

Retail - Apparel & Accessory Stores
5,100	The Men's Wearhouse, Inc.	121,329	2.84%

Retail - Eating Places
12,400	Ruby Tuesday, Inc. *	147,188	3.45%

Retail - Family Clothing Stores
3,700	American Eagle Outfitters	55,352	1.30%

Retail - Miscellaneous Retail
7,100	EZCORP Inc. Class A *	142,284	3.34%

Retail - Shoe Stores
10,700	Foot Locker, Inc.	155,471	3.64%

Retail - Variety Stores
3,700	Big Lots Inc. *	123,025	2.88%

Security Brokers, Dealers & Flotation Companies
9,100	Knight Capital Group Inc. *	112,749	2.64%

Semiconductors & Related Devices
8,300	Microsemi Corporation *	142,096
12,700	Verigy, Ltd. * (Singapore)	103,251
		245,347	5.75%

Services - Business Services
18,300	Premiere Global Services Inc. *	129,564	3.04%

Services - Computer Integrated Systems Design
8,200	Convergys Corp. *	85,690	2.01%

Services - Educational Services
5,600	Career Education Corp. *	120,232	2.82%

Services - Hospitals
3,100	Magellan Health Services Inc. *	146,444
2,800	MEDNAX, Inc. *	149,240
		295,684	6.93%

Services - Motion Picture Theaters
9,900	Regal Entertainment Group Class A	129,888	3.04%

Service - Prepackaged Software
15,100	Compuware Corp. *	128,652
15,400	Lawson Software, Inc. *	130,438
		259,090	6.07%

Total for Common Stock (Cost $3,443,492)		$ 3,923,050	91.96%

REAL ESTATE INVESTMENT TRUSTS
2,600	Mid-America Apartment Communities Inc.	151,528
Total for Real Estate Investment Trusts (Cost $103,271)		151,528	3.56%

MONEY MARKET FUNDS
157,105	SEI Daily Income Treasury Government CL B 0.05% ***	157,105	3.68%
(Cost $157,105)

Total Investment Securities		4,231,683	99.20%
	(Cost $3,703,868)

Other Assets In Excess of Liabilities		34,231	0.80%

Net Assets		$ 4,265,914	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2010.

          See accompanying notes to Schedules of Investments

Paradigm Select Fund
		Schedule of Investments
	September 30, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
3,500	Dole Food Company Inc. *	$ 32,025
700	Fresh Del Monte Produce Inc. *	15,190
		47,215	1.43%

Biological Products, (No Diagnostic Substances)
1,400	Life Technologies Corporation *	65,366	1.98%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
700	The J. M. Smucker Company	42,371	1.28%

Chemical & Allied Products
3,100	Innospec Inc.	47,213
2,300	Olin Corp.	46,368
		93,581	2.83%

Computer Communications Equipment
3,700	QLogic Corp. *	65,268	1.98%

Construction - Special Trade Contractors
3,300	Matrix Service Co. *	28,908	0.88%

Crude Petroleum & Natural Gas
2,575	Carrizo Oil & Gas Inc. *	61,645
2,700	EXCO Resources Inc.	40,149
2,050	Plains Exploration & Production Company *	54,674
4,100	Resolute Energy Corporation *	45,346
1,000	SM Energy Co.	37,460
400	Whiting Petroleum Corp. *	38,204
		277,478	8.42%

Electric & Other Services Combined
1,800	CMS Energy Corp.	32,436	0.98%

Electrical Work
1,800	EMCOR Group Inc. *	44,262	1.34%

Electronic Components & Accessories
5,700	Vishay Intertechnology *	55,176	1.67%

Fabricated Plater Work (Boiler Shops)
1,800	Chart Industries, Inc. *	36,648	1.11%

Fire, Marine & Casualty Insurance
154	Alleghany Corporation *	46,666
1,200	American Financial Group Inc.	36,696
400	Everest Re Group Ltd.	34,588
1,300	Harleysville Group Inc.	42,627
1,700	Hilltop Holdings Inc. *	16,286
50	Markel Corp. *	17,230
		194,093	5.89%

Grain Mill Products
500	Corn Products International Inc.	18,750	0.57%

Guided Missiles & Space Vehicles & Parts
500	Alliant Techsystems Inc. *	37,700	1.14%

Heavy Construction Other Than Building Construction - Contractors
1,500	Orion Marine Group, Inc. *	18,615	0.56%

Hospital & Medical Service Plans
1,500	AMERIGROUP Corporation *	63,705	1.93%

In Vitro & In Vivo Diagnostic Substances
2,000	Myriad Genetics, Inc. *	32,820	0.99%

Industrial Organic Chemicals
2,100	Sensient Technologies Corporation	64,029
1,400	Westlake Chemical Corp.	41,902
		105,931	3.21%

Iron & Steel Foundries
400	Precision Castparts Corp.	50,940	1.54%

Laboratory Analytical Instruments
2,650	PerkinElmer Inc.	61,321	1.86%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
1,180	Phillips-Van Heusen Corp.	70,989	2.15%

Metal Cans
1,600	Silgan Holdings Inc.	50,720	1.54%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
600	Compass Minerals International Inc.	45,972	1.39%

Miscellaneous Industrial & Commercial Machinery & Equipment
900	Curtiss-Wright Corp.	27,270	0.83%

Paperboard Mills
2,200	Smurfit-Stone Container Corporation *	40,414	1.22%

Pharmaceutical Preparations
1,900	Endo Pharmaceuticals Holdings Inc. *	63,156	1.91%

Plastics Products
1,200	AptarGroup Inc.	54,804	1.66%

Radiotelephone Communications
600	Telephone & Data Systems Inc.	17,010	0.52%

Retail - Apparel & Accessory Stores
1,900	The Men's Wearhouse, Inc.	45,201	1.37%

Retail - Family Clothing Stores
1,400	American Eagle Outfitters	20,944	0.63%

Retail - Miscellaneous Retail
2,800	EZCORP Inc. Class A *	56,112	1.70%

Retail - Shoe Stores
4,200	Foot Locker, Inc.	61,026	1.85%

Retail - Variety Stores
1,600	Big Lots Inc. *	53,200	1.61%

Security Brokers, Dealers & Flotation Companies
2,200	Jefferies Group Inc.	49,918
4,000	Knight Capital Group Inc. *	49,560
1,100	Piper Jaffray Companies *	32,043
		131,521	3.98%

Semiconductors & Related Devices
1,000	Diodes Incorporated *	17,090
3,100	Microsemi Corporation *	53,072
4,700	Verigy, Ltd. * (Singapore)	38,211
		108,373	3.28%

Services - Business Services
1,400	Fair Isaac Corp.	34,524
1,303	Lender Processing Services, Inc.	43,299
6,000	Premiere Global Services Inc. *	42,480
		120,303	3.65%

Services - Computer Integrated Systems Design
3,200	Convergys Corp. *	33,440	1.01%

Services - Computer Programming, Data Processing, Etc.
3,600	EarthLink Inc.	32,724	0.99%

Services - Educational Services
2,100	Career Education Corp. *	45,087	1.37%

Services - Hospitals
1,100	Magellan Health Services Inc. *	61,412
1,300	MEDNAX, Inc. *	58,630
		120,042	3.64%

Services - Management Consulting Services
1,100	FTI Consulting, Inc. *	38,159	1.16%

Services - Motion Picture Theaters
3,800	Regal Entertainment Group Class A	49,856	1.51%

Services - Nursing & Personal Care Facilities
2,000	Res-Care, Inc. *	26,540	0.80%

Services - Prepackaged Software
5,900	Compuware Corp. *	50,268
5,400	Lawson Software, Inc. *	45,738
		96,006	2.91%

Special Industry Machinery
1,500	Cymer, Inc. *	55,620	1.68%

Wholesale - Electronic Parts & Equipment, NEC
7,200	Brightpoint, Inc. *	50,328	1.52%

Wholesale - Miscellaneous Durable Goods
1,000	Schnitzer Steel Industries, Inc.	48,280	1.46%

Total for Common Stock (Cost $2,485,936)		$ 2,935,681	88.93%

REAL ESTATE INVESTMENT TRUSTS
6,600	MFA Mortgage Investments Inc.	50,358
1,000	Mid-America Apartment Communities Inc.	58,280
Total for Real Estate Investment Trusts (Cost $99,702)		108,638	3.30%

MONEY MARKET FUNDS
188,633	SEI Daily Income Treasury Government CL B 0.05% ***	188,633	5.71%
(Cost $188,633)

Total Investment Securities		3,232,952	97.94%
	(Cost $2,774,271)

Other Assets In Excess of Liabilities		68,024	2.06%

Net Assets		$ 3,300,976	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2010.

          See accompanying notes to Schedules of Investments

Paradigm Intrinsic Value Fund
		Schedule of Investments
	September 30, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Beverages
875	Pepsico, Inc.	$ 58,135	1.95%

Biological Products, (No Diagnostic Substances)
24,300	Cypress Bioscience, Inc. *	93,555	3.14%

Chemicals & Allied Products
1,915	Arch Chemicals Inc.	67,197
5,900	Innospec Inc.	89,857
		157,054	5.27%

Computer Communications Equipment
1,725	QLogic Corp. *	30,429	1.02%

Crude Petroleum & Natural Gas
320	Cenovus Energy Inc. (Canada)	9,207
320	EnCana Corp.	9,674
3,720	EXCO Resources Inc.	55,316
4,530	Plains Exploration & Production Company *	120,815
5,135	Resolute Energy Corporation *	56,793
		251,805	8.44%

Electronic Components & Accessories
7,500	Vishay Intertechnology *	72,600
535	Vishay Precision Group Inc. *	8,351
		80,951	2.71%

Fire, Marine & Casualty Insurance
700	Berkshire Hathaway Inc. Class B *	57,876	1.94%

Food and Kindred Products
1,652	Nestle SA **	88,151	2.96%

Investment Advice
2,135	Onex Corporation (Canada)	60,058	2.01%

Iron & Steel Foundries
490	Precision Castparts Corp.	62,402	2.09%

Laboratory Analytical Instruments
3,225	PerkinElmer Inc.	74,627	2.50%

Men's & Boys' Furnishings, Work Clothing, and Allied Garments
1,290	Phillips-Van Heusen Corp.	77,606	2.60%

Metal Cans
3,030	Silgan Holdings Inc.	96,051	3.22%

Mineral Royalty Traders
1,030	Royal Gold, Inc.	51,335	1.72%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
870	Compass Minerals International Inc.	66,659	2.23%

Newspapers: Publishing or Publishing & Printing
1,990	News Corp. Class A	25,989	0.87%

Paperboard Mills
3,179	Smurfit-Stone Container Corporation *	58,398	1.96%

Petroleum Refining
255	ConocoPhillips	14,645	0.49%

Railroads, Line-Haul Operating
1,220	Canadian National Railway Company (Canada)	78,104	2.62%

Retail - Drug Stores and Proprietary Stores
2,775	CVS Caremark Corporation	87,329	2.93%

Retail - Family Clothing Stores
6,775	American Eagle Outfitters	101,354	3.40%

Security Brokers, Dealers & Flotation Companies
3,725	Jefferies Group Inc. *	84,520
37,965	LaBranche & Co., Inc. *	148,063
1,450	Piper Jaffray Companies *	42,239
		274,822	9.21%

Services - Business Services
2,550	Lender Processing Services, Inc.	84,737	2.84%

Services - Hospitals
1,525	Magellan Health Services Inc. *	72,041	2.42%

Ship & Boat Building & Repairing
1,415	General Dynamics Corp.	88,876	2.98%

Wholesale - Chemicals & Allied Products
3,210	Innophos Holdings Inc	106,251	3.56%

Wholesale - Electronic Parts & Equipment, NEC
3,180	Avnet Inc. *	85,892
10,930	Brightpoint, Inc. *	76,401
		162,293	5.44%

Wholesale - Miscellaneous Durable Goods
1,270	Schnitzer Steel Industries, Inc.	61,316	2.06%

Total for Common Stock (Cost $2,280,304)		$ 2,522,849	84.58%

EXCHANGE TRADED FUNDS
11,650	iShares COMEX Gold Trust *	149,120
2,000	UltraShort 20+ Year Treasury ProShares *	62,500
Total for Exchange Traded Funds (Cost - $183,555)		211,620	7.09%

REAL ESTATE INVESTMENT TRUSTS
6,785	MFA Mortgage Investments Inc.	51,769	1.74%
	(Cost - $45,272)

MONEY MARKET FUNDS
288,183	SEI Daily Income Treasury Government CL B 0.05% ***	288,183	9.66%
(Cost $288,183)

Total Investment Securities		3,074,421	103.07%
	(Cost $2,797,314)

Liabilities In Excess of Other Assets		(91,685)	-3.07%

Net Assets		$ 2,982,736	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2010.

          See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SECURITY TRANSACTIONS

For federal income tax purposes, at September 30, 2010 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                     Value Fund          Opportunity Fund

                                                              Select Fund

Cost of Investments

$158,510,303

$3,703,868

        $2,774,271

Gross Unrealized Appreciation

$26,329,672

$737,693

  $557,335

Gross Unrealized Depreciation

  ($9,613,556)

 ($209,878)

  ($98,654)

Net Unrealized Appreciation

   (Depreciation) on Investments

$16,716,117

  $527,815

 $458,681

                                                                     Intrinsic Value Fund

Cost of Investments

$2,797,314

Gross Unrealized Appreciation

$422,586

Gross Unrealized Depreciation

      ($145,479)

Net Unrealized Appreciation

   (Depreciation) on Investments                   $277,107

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken on the Funds’ 2010 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, real estate investment trusts and exchange traded funds). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of September 30, 2010:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$163,138,886	$0	$0	$163,138,886
Real Estate Investment Trusts	$5,942,054	$0	$0	$5,942,054
Money Market Funds	$6,145,479	$0	$0	$6,145,479
Total	$ 175,226,419	$0	$0	$ 175,226,419

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,923,050	$0	$0	$3,923,050
Real Estate Investment Trusts	$151,528	$0	$0	$151,528
Money Market Funds	$157,105	$0	$0	$157,105
Total	$ 4,231,683	$0	$0	$ 4,231,683

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,935,681	$0	$0	$2,935,681
Real Estate Investment Trusts	$108,638	$0	$0	$108,638
Money Market Funds	$188,633	$0	$0	$188,633
Total	$ 3,232,952	$0	$0	$ 3,232,952

Intrinsic Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,522,849	$0	$0	$2,522,849
Real Estate Investment Trusts	$51,769	$0	$0	$51,769
Exchange Traded Funds	$211,620	$0	$0	$211,620
Money Market Funds	$ 288,183	$0	$0	$ 288,183
Total	$ 3,074,421	$0	$0	$ 3,074,421

The Funds did not hold any Level 3 assets during the three month period ended September 30, 2010.

The Funds did not invest in derivative instruments during the three months ended September 30, 2010.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:        11/24/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:        11/24/2010

By: /s/ Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:        11/24/2010